Other Assets (Details) - AUD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Other Asset [Abstract]
Deposits	$ 16,340	$ 18,530
Prepayments	3,186	4,809
Total other assets	19,526	23,339
Current	8,575	23,339
Non-current	$ 10,951	$ 0